Loans Payable (Details) - Schedule of Related Party Loans Payable - USD ($)		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Related Party Transaction [Line Items]
Loans payable, related parties			[1]	$ 81,277
Loan payable issued September 18, 2019 [Member]
Related Party Transaction [Line Items]
Simple Interest Rate		8.00%
Loans payable, related parties			[1]	50,000
Loan payable issued October 8, 2019 [Member]
Related Party Transaction [Line Items]
Simple Interest Rate		0.00%
Loans payable, related parties			[1]	4,000
Loan payable issued February 5, 2020 [Member]
Related Party Transaction [Line Items]
Simple Interest Rate		8.00%
Loans payable, related parties			[1]	3,500
Loan payable issued March 31, 2020 [Member]
Related Party Transaction [Line Items]
Simple Interest Rate		8.00%
Loans payable, related parties			[1]	4,537
Loan payable issued June 17, 2020 [Member]
Related Party Transaction [Line Items]
Simple Interest Rate		8.00%
Loans payable, related parties			[1]	485
Loan payable issued July 15, 2020 [Member]
Related Party Transaction [Line Items]
Simple Interest Rate		8.00%
Loans payable, related parties			[1]	5,503
Loan payable issued October 8, 2020 [Member]
Related Party Transaction [Line Items]
Simple Interest Rate	[2]	8.00%
Loans payable, related parties	[2]		[1]	8,708
Loan payable issued October 14, 2020 [Member]
Related Party Transaction [Line Items]
Simple Interest Rate		8.00%
Loans payable, related parties			[1]	$ 4,544

[1]	The loan payables listed belong to holders that are no longer considered related parties as of this date.
[2]	These are loans denominated in currencies other than USD.